Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Short-Term Borrowings (Repurchase Agreements)
Short-term borrowings (repurchase agreements) of the Company were cash management accounts as follows:

(dollars in thousands)	2024	2023	2022

Amount outstanding at December 31,	$84,781	$88,990	$122,700
Maximum amount outstanding at any month end	102,954	134,293	253,219
Average amount outstanding	89,707	114,639	177,599
Weighted average interest rate:
For the year	0.88%	0.88%	0.42%
As of year end	0.88	0.86	0.86